Exhibit 99.1

Name of Issuing Entity	Checked if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within Cure Period)			Demand In Dispute			Demand Withdrawn			Demand Rejected
(a)	(b)	(c)	# (d)	$ (e)	(% of Principal balance) (f)	# (g)	$ (h)	(% of Principal balance) (i)	# (j)	$ (k)	(% of Principal balance) (l)	# (m)	$ (n)	(% of Principal balance) (o)	# (p)	$ (q)	(% of Principal balance) (r)	# (s)	$ (t)	(% of Principal balance) (u)	# (v)	$ (w)	(% of Principal balance) (x)
MortgageIT Mortgage Loan Trust Mortgage Loan Pass-Through Certificates, Series 2006-1 CIK#: 0001354044	x	MortgageIT, Inc.	2,437	$753,981,091.33	100.00%	37	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	37	$0.00	0.00%	0	$0.00	0.00%
MortgageIT Mortgage Loan Trust Mortgage Loan Pass-Through Certificates, Series 2006-1 Total			2,437	$753,981,091.33	100.00%	37	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	37	$0.00	0.00%	0	$0.00	0.00%
		Grand Total	2,437	$753,981,091.33	100.00%	37	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	0	$0.00	0.00%	37	$0.00	0.00%	0	$0.00	0.00%